Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Income Statement) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses									$ 13,347	$ 13,014	$ 11,533
Interest income									7	7	9
Interest expense									(703)	(700)	(684)
Other income, net									70	49	27
Income Before Income Taxes									1,067	1,298	1,660
Income tax provision									262	440	547
Net Income									816	844	1,099
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other (net of income tax of$3 in 2012)									4	0	0
Total other comprehensive income									112	(11)	(42)
Comprehensive income									942	847	1,071
Weighted average common shares outstanding, basic									424	401	382
Weighted average common shares outstanding, diluted									425	402	392
Net earnings per common share, basic									$ 1.92	$ 2.1	$ 2.86
Net earnings per common share, diluted									$ 1.92	$ 2.1	$ 2.82
PG&E Corporation [Member]
Administrative service revenue									43	44	53
Operating expenses									(41)	(44)	(55)
Interest income									1	1	1
Interest expense									(22)	(22)	(35)
Other income, net									(39)	(17)	4
Equity in earnings of subsidiaries									817	852	1,105
Income Before Income Taxes									759	814	1,073
Income tax provision									57	30	26
Net Income	(13)	361	235	233	83	200	362	199	816	844	1,099
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Pension and other postretirement benefit plans (net of income tax of $72, $9, $25 in 2012, 2011, and 2010 respectivley)									(108)	(11)	(42)
Other (net of income tax of$3 in 2012)									4	0	0
Total other comprehensive income									112	(11)	(42)
Comprehensive income									$ 928	$ 833	$ 1,057
Weighted average common shares outstanding, basic									424	401	382
Weighted average common shares outstanding, diluted									425	402	392
Net earnings per common share, basic	$ (0.03)	$ 0.84	$ 0.56	$ 0.56	$ 0.2	$ 0.5	$ 0.91	$ 0.5	$ 1.92	$ 2.1	$ 2.86
Net earnings per common share, diluted	$ (0.03)	$ 0.84	$ 0.55	$ 0.56	$ 0.2	$ 0.5	$ 0.91	$ 0.5	$ 1.92	$ 2.1	$ 2.82